GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.83%
$ 10,000	Americredit Automobile Receivables Trust Series 2019-2 Class D 2.99%, 06/18/2025	$ 10,030
46,641	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	46,756
30,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	30,184
20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	20,505
25,000	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	24,996
	Mill City Mortgage Loan Trust(a)(b)
	Series 2017-1 Class A1
41,341	2.75%, 11/25/2058	41,324
	Series 2017-2 Class A1
57,727	2.75%, 07/25/2059	57,913
52,986	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	53,062
	Towd Point Mortgage Trust(a)(b)
	Series 2015-5 Class A1B
55,781	2.75%, 05/25/2055	55,665
	Series 2018-3 Class A1
20,978	3.75%, 05/25/2058	21,662
21,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	21,225
TOTAL ASSET-BACKED SECURITIES — 3.83% (Cost $379,554)		$ 383,322
CORPORATE BONDS AND NOTES
Communications — 3.52%
	AT&T Inc
125,000	3.95%, 01/15/2025	132,067
5,000	4.50%, 03/09/2048	5,124
5,000	4.55%, 03/09/2049	5,151
50,000	CCO Holdings LLC / CCO Holdings Capital Corp(a) 5.13%, 05/01/2027	51,562
50,000	CenturyLink Inc(c) 5.63%, 04/01/2025	50,650
25,000	Cox Communications Inc(a) 4.80%, 02/01/2035	25,692
Principal Amount		Fair Value
Communications — (continued)
$ 75,000	Sprint Capital Corp 6.88%, 11/15/2028	$ 82,500
		352,746
Consumer, Cyclical — 2.22%
	American Airlines Pass Through Trust
	Series 2013-1 Class A
58,237	4.00%, 07/15/2025	61,182
	Series 2017-2 Class B
4,495	3.70%, 10/15/2025	4,503
	Series 2016-3 Class B
13,011	3.75%, 10/15/2025	13,066
5,000	British Airways Pass Through Trust(a) Series 2019-1 Class A 3.35%, 06/15/2029	5,031
5,000	Delphi Technologies PLC(a) 5.00%, 10/01/2025	4,413
3,315	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	3,276
100,000	PulteGroup Inc 6.00%, 02/15/2035	104,000
26,146	United Airlines Pass Through Trust Series 2016-2 Class B 3.65%, 10/07/2025	26,266
		221,737
Consumer, Non-Cyclical — 2.13%
	HCA Inc
10,000	4.13%, 06/15/2029	10,244
15,000	5.25%, 06/15/2049	15,786
10,000	JBS USA / JBS USA Food Co / JBS USA Finance Inc(a) 5.50%, 01/15/2030	9,988
10,000	Mylan Inc 5.40%, 11/29/2043	10,227
15,000	Mylan NV 5.25%, 06/15/2046	15,381
125,000	Tenet Healthcare Corp 5.13%, 05/01/2025	124,557
40,000	Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/2046	26,597
		212,780
Energy — 0.71%
30,000	California Resources Corp(a)(c) 8.00%, 12/15/2022	21,000
25,000	Continental Resources Inc 3.80%, 06/01/2024	25,608

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 25,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	$ 24,625
		71,233
Financial — 8.60%
150,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.50%, 05/26/2022	152,563
20,000	Aircastle Ltd 4.25%, 06/15/2026	20,250
75,000	Bank of America Corp(d) 3.00%, 12/20/2023 3-mo. LIBOR + 0.79%	76,061
75,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	74,953
100,000	Citigroup Inc 3.50%, 05/15/2023	102,959
10,000	CNO Financial Group Inc 5.25%, 05/30/2029	10,825
125,000	Morgan Stanley 4.35%, 09/08/2026	134,070
80,000	Nationstar Mortgage Holdings Inc(a) 9.13%, 07/15/2026	83,800
125,000	Navient Corp(c) 6.75%, 06/15/2026	130,156
50,000	Quicken Loans Inc(a) 5.25%, 01/15/2028	50,625
15,000	Santander Holdings USA Inc 3.50%, 06/07/2024	15,215
10,000	Synchrony Financial 2.85%, 07/25/2022	10,006
		861,483
Industrial — 0.98%
100,000	JELD-WEN Inc(a) 4.63%, 12/15/2025	98,375
Technology — 3.81%
80,000	Apple Inc 1.80%, 05/11/2020	79,816
30,000	Broadcom Inc(a) 4.75%, 04/15/2029	30,604
100,000	International Business Machines Corp 2.85%, 05/13/2022	101,340
125,000	Microsoft Corp 1.10%, 08/08/2019	124,970
45,000	Seagate HDD Cayman 4.88%, 06/01/2027	45,205
		381,935
TOTAL CORPORATE BONDS AND NOTES — 21.97% (Cost $2,102,776)		$ 2,200,289
Principal Amount		Fair Value
CONVERTIBLE BONDS
Communications — 0.73%
$ 80,000	DISH Network Corp 3.38%, 08/15/2026	$ 73,307
Technology — 0.98%
75,000	Nuance Communications Inc 1.25%, 04/01/2025	75,119
25,000	Western Digital Corp(a) 1.50%, 02/01/2024	23,237
		98,356
TOTAL CONVERTIBLE BONDS — 1.71% (Cost $172,562)		$ 171,663
FOREIGN GOVERNMENT BONDS AND NOTES
280,000	Norway Government Bond(a) NOK, 3.75%, 05/25/2021	33,002
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.33% (Cost $33,366)		$ 33,002
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.21%
20,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	20,643
U.S. Government Agency — 31.47%
	Federal Home Loan Mortgage Corp
17,230	2.50%, 01/01/2029	17,377
112,607	3.00%, 09/01/2036	114,777
99,862	3.00%, 11/01/2046	101,425
142,979	3.00%, 12/01/2046	145,038
112,723	4.00%, 05/01/2047	118,042
87,422	3.50%, 10/01/2047	90,162
130,971	4.50%, 10/01/2047	138,807
132,130	4.00%, 02/01/2048	137,680
26,412	4.50%, 06/01/2048	27,820
50,740	3.50%, 07/01/2048	51,999
26,300	4.00%, 10/01/2048	27,369
33,687	4.00%, 03/01/2049	34,878
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
100,000	3.97%, 01/25/2021(b)	101,952
	Series K073 Class AM
100,000	3.45%, 01/25/2028(b)	107,238
	Series K504 Class A2
84,235	2.57%, 09/25/2020(b)	84,156
	Series K714 Class A2
147,107	3.03%, 10/25/2020(b)	147,848

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K730 Class A1
$ 96,855	3.45%, 09/25/2024	$ 99,651
30,000	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	30,525
	Federal National Mortgage Association
84,337	3.50%, 02/01/2028	87,181
101,642	3.00%, 07/01/2028	103,994
18,470	2.50%, 06/01/2030	18,617
50,000	3.00%, 01/01/2034	50,987
49,748	3.00%, 06/01/2034	50,770
112,966	3.50%, 12/01/2045	116,654
99,832	3.50%, 01/01/2046	103,070
94,479	3.00%, 11/01/2046	95,816
123,367	3.50%, 02/01/2047	127,532
128,515	4.00%, 09/01/2047	133,997
28,227	4.00%, 06/01/2048	29,364
26,410	Federal National Mortgage Association Alternative Credit Enhancement Security(d) Series 2017-M5 Class FA 2.93%, 04/25/2024 1-mo. LIBOR + 0.49%	26,444
	Government National Mortgage Association
93,532	3.50%, 04/20/2047	96,952
62,688	4.00%, 04/20/2047	65,592
89,504	3.00%, 02/20/2048	91,494
132,560	3.50%, 02/20/2048	137,103
95,951	4.50%, 02/20/2048	100,655
26,507	4.50%, 09/20/2048	27,852
19,573	5.00%, 09/20/2048	20,304
90,000	Uniform Mortgage-Backed Security(e) 3.00%, TBA	90,795
		3,151,917
TOTAL MORTGAGE-BACKED SECURITIES — 31.68% (Cost $3,091,830)		$ 3,172,560
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	47,104
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.47% (Cost $45,336)		$ 47,104
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
100,000	2.50%, 12/31/2020	100,734
25,000	2.88%, 10/15/2021	25,539
40,000	2.75%, 04/30/2023	41,312
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 50,000	1.75%, 05/15/2023	$ 49,836
120,000	2.75%, 11/15/2023	124,491
30,000	2.50%, 01/31/2024	30,855
150,000	2.75%, 02/15/2024	155,959
150,000	2.75%, 02/28/2025	157,049
110,000	2.75%, 06/30/2025	115,328
170,000	2.38%, 05/15/2027	175,319
120,000	3.50%, 02/15/2039	142,430
100,000	3.00%, 11/15/2044	109,141
85,000	3.00%, 02/15/2048	93,019
20,000	3.13%, 05/15/2048	22,419
165,000	3.00%, 08/15/2048	180,797
TOTAL U.S. TREASURY BONDS AND NOTES — 15.22% (Cost $1,455,494)		$ 1,524,228
Shares
COMMON STOCK
Communications — 0.27%
773	AT&T Inc	26,321
Consumer, Non-Cyclical — 0.93%
2,100	Bristol-Myers Squibb Co	93,261
Industrial — 0.32%
1,050	Corning Inc	32,287
TOTAL COMMON STOCK — 1.52% (Cost $152,520)		$ 151,869
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.15%
146	Bunge Ltd 4.88%	14,948
Energy — 1.14%
200	Chesapeake Energy Corp 5.75%	93,522
396	El Paso Energy Capital Trust I 4.75%	20,977
		114,499
TOTAL CONVERTIBLE PREFERRED STOCK — 1.29% (Cost $157,830)		$ 129,447

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 1.98%
$ 200,000	Ford Motor Credit Co LLC 3.06%, 12/02/2019	$ 197,942
U.S. Treasury Bonds and Notes — 15.23%
	U.S. Treasury Bills
125,000	2.48%, 08/29/2019	124,760
205,000	2.47%, 09/05/2019	204,509
200,000	2.24%, 09/12/2019(c)	199,480
1,000,000	2.41%, 09/26/2019	996,265
		1,525,014
Repurchase Agreements — 4.11%
411,550	Undivided interest of 50.97% in a repurchase agreement (principal amount/value $808,482 with a maturity value of $808,539) with JP Morgan Securities, 2.54%, dated 7/31/19 to be repurchased at $411,550 on 8/1/19 collateralized by U.S. Treasury securities, 2.25% - 2.88%, 1/31/21 - 4/30/25, with a value of $824,652.(f)	411,550
SHORT TERM INVESTMENTS — 21.32% (Cost $2,134,506)		$ 2,134,506
TOTAL INVESTMENTS — 99.34% (Cost $9,725,774)		$ 9,947,990
OTHER ASSETS & LIABILITIES, NET — 0.66%		$ 66,466
TOTAL NET ASSETS — 100.00%		$10,014,456
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of the security is on loan at July 31, 2019.
(d)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2019.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
TBA	To Be Announced
Currency Abbreviations:
NOK	Norwegian Krone
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

July 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 383,322	$ —	$ 383,322
Corporate Bonds and Notes	—	2,200,289	—	2,200,289
Convertible Bonds	—	171,663	—	171,663
Foreign Government Bonds and Notes	—	33,002	—	33,002
Mortgage-Backed Securities	—	3,172,560	—	3,172,560
U.S. Government Agency Bonds and Notes	—	47,104	—	47,104
U.S. Treasury Bonds and Notes	—	1,524,228	—	1,524,228
Common Stock	151,869	—	—	151,869
Convertible Preferred Stock	—	129,447	—	129,447
Short Term Investments	—	2,134,506	—	2,134,506
Total Assets	$ 151,869	$ 9,796,121	$ 0	$ 9,947,990
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.94%
$ 1,000,000	CarVal II Ltd(a)(b) Series 2019-1A Class AN 3.76%, 04/20/2032 3-mo. LIBOR + 1.48%	$ 1,001,174
1,000,000	Kayne III Ltd(a)(b) Series 2019-3A Class A 3.78%, 04/15/2032 3-mo. LIBOR + 1.48%	1,002,650
1,000,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 3.05%, 04/15/2029 3-mo. LIBOR + 0.75%	987,756
1,000,000	Midocean Credit VIII(a)(b) Series 2018-8A Class A1 3.67%, 02/20/2031 3-mo. LIBOR + 1.15%	997,678
300,000	Nassau Ltd(a)(b) Series 2019-IA Class ANA 4.27%, 04/15/2031 3-mo. LIBOR + 1.51%	300,407
443,045	Navient Student Loan Trust(a)(b) Series 2016-5A Class A 3.52%, 06/25/2065 1-mo. LIBOR + 1.25%	449,278
	Nelnet Student Loan Trust(a)(b)
	Series 2010-2A Class A
709,139	3.20%, 09/25/2048 3-mo. LIBOR + 0.85%	710,043
	Series 2014-3A Class A
1,034,678	2.85%, 06/25/2041 1-mo. LIBOR + 0.58%	1,019,704
	Series 2016-1A Class A
143,527	3.07%, 09/25/2065 1-mo. LIBOR + 0.80%	144,538
1,100,000	Nissan Master Owner Trust Receivables(b) Series 2019-A Class A 2.89%, 02/15/2024 1-mo. LIBOR + 0.56%	1,103,845
239,877	SLC Student Loan Trust(b) Series 2010-1 Class A 3.40%, 11/25/2042 3-mo. LIBOR + 0.87%	240,757
1,300,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 3.37%, 07/26/2031 3-mo. LIBOR + 1.10%	1,288,134
1,000,000	Sound Point XXIII(a)(b) Series 2019-2A Class A1 3.88%, 04/15/2032 3-mo. LIBOR + 1.40%	1,002,096
645,731	South Carolina Student Loan Corp(b) Series 2014-1 Class A1 3.15%, 05/01/2030 1-mo. LIBOR + 0.75%	643,068
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	TCW AMR Ltd(a)(b) Series 2019-1A Class A 4.12%, 02/15/2029 3-mo. LIBOR + 1.44%	$ 1,000,634
TOTAL ASSET-BACKED SECURITIES — 11.94% (Cost $11,869,613)		$11,891,762
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.20%
200,000	Silverstone Master Issuer PLC(a)(b) Series 2019-1A Class 1A 2.87%, 01/21/2070 3-mo. LIBOR + 0.57%	200,609
U.S. Government Agency — 8.11%
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 3208 Class FB
361,314	2.73%, 08/15/2036 1-mo. LIBOR + 0.40%	360,311
	Series 3208 Class FD
881,448	2.73%, 08/15/2036 1-mo. LIBOR + 0.40%	879,001
	Series 3208 Class FG
857,625	2.73%, 08/15/2036 1-mo. LIBOR + 0.40%	855,245
	Series 4821 Class FA
2,091,749	2.63%, 07/15/2048 1-mo. LIBOR + 0.30%	2,079,471
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2010-39 Class FE
642,345	3.04%, 06/25/2037 1-mo. LIBOR + 0.77%	654,342
	Series 2018-39 Class FG
537,904	2.52%, 11/25/2033 1-mo. LIBOR + 0.25%	534,504
	Government National Mortgage Association(b)
	Series 2010-53 Class FC
591,625	3.09%, 04/20/2040 1-mo. LIBOR + 0.82%	602,548
	Series 2011-117 Class FJ
1,367,057	3.14%, 08/20/2041 1-mo. LIBOR + 0.87%	1,396,754
	Series 2012-12 Class HF

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 713,576	2.67%, 01/20/2042 1-mo. LIBOR + 0.40%	$ 715,913
		8,078,089
TOTAL MORTGAGE-BACKED SECURITIES — 8.31% (Cost $8,225,104)		$ 8,278,698
MUNICIPAL BONDS AND NOTES
Municipal Bonds And Notes — 0.85%
845,000	North Texas Higher Education Authority Inc(b) 3.22%, 07/01/2030 3-mo. LIBOR + 0.90%	844,172
TOTAL MUNICIPAL BONDS AND NOTES — 0.85% (Cost $843,836)		$ 844,172
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
4,940,000	1.25%, 07/15/2020	5,821,741
1,400,000	0.13%, 04/15/2021	1,494,428
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 600,000	0.63%, 07/15/2021	$ 683,927
900,000	0.13%, 01/15/2022	1,008,980
7,200,000	0.13%, 01/15/2023	7,946,856
2,700,000	0.25%, 01/15/2025	2,916,922
7,600,000	0.38%, 07/15/2025	8,287,585
10,110,000	0.63%, 01/15/2026	11,153,700
7,040,000	0.13%, 07/15/2026	7,477,211
3,810,000	0.38%, 01/15/2027	4,071,174
6,590,000	0.38%, 07/15/2027	6,973,003
4,570,000	0.50%, 01/15/2028	4,827,017
7,370,000	0.75%, 07/15/2028	7,826,348
500,000	1.38%, 02/15/2044	629,431
540,000	United States Treasury Note/Bond 2.88%, 08/15/2028	579,108
TOTAL U.S. TREASURY BONDS AND NOTES — 71.99% (Cost $69,600,103)		$71,697,431
TOTAL INVESTMENTS — 93.09% (Cost $90,538,656)		$92,712,063
OTHER ASSETS & LIABILITIES, NET — 6.91%		$ 6,880,037
TOTAL NET ASSETS — 100.00%		$99,592,100

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TIPS	Treasury Inflation Protected Securities
At July 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Eurodollar Interest Rate Long Futures	8	USD	1,963,800	June 2020	$ (1,726)
Eurodollar Interest Rate Long Futures	7	USD	1,720,600	March 2021	2,800
Eurodollar Interest Rate Long Futures	7	USD	1,720,600	June 2021	3,238
Eurodollar Interest Rate Long Futures	7	USD	1,720,600	September 2021	3,500
Eurodollar Interest Rate Short Futures	1	USD	245,225	March 2020	(1,075)
U.S. 10 Year Treasury Note Short Futures	61	USD	7,772,734	September 2019	(59,208)
U.S. 2 Year Treasury Note Long Futures	33	USD	7,075,406	September 2019	(37)
U.S. 5 Year Treasury Note Long Futures	168	USD	19,749,188	September 2019	183,747
U.S. Long Bond Long Futures	4	USD	622,375	September 2019	6,227
U.S. Ultra 10 Year Treasury Note Long Futures	5	USD	887,813	September 2019	9,688
U.S. Ultra Long Term Treasury Bond Short Futures	2	USD	275,688	September 2019	(781)
				Net Appreciation	$146,373
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
At July 31, 2019, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
1.95%	12-mo. EFFR	3,410,000	June 15, 2021	$ 359	Annually
12-mo. EFFR	1.39%	600,000	November 30, 2023	2,805	Annually
1-mo. LIBOR	3-mo. LIBOR	1,600,000	July 25, 2024	(6,265)	Quarterly
12-mo. EFFR	1.51%	1,010,000	April 30, 2026	(5,820)	Annually
1.98%	3-mo. LIBOR	1,500,000	February 15, 2029	4,627	Quarterly
3-mo. LIBOR	2.23%	1,410,000	November 15, 2044	(15,268)	Quarterly
			Net Depreciation	$(19,562)
At July 31, 2019, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.77%	CPI	8,800,000	February 01, 2022	(6,969)	At Maturity
Receive	1.83%	CPI	11,100,000	February 01, 2023	(16,721)	At Maturity
				Net Appreciation	$(23,690)
Counterparty Abbreviations:
CPI	Consumer Price Index
EFFR	Effective Federal Funds Rate is the interest rate at which banks and other depository institutions lend money to each other.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

July 31, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 11,891,762	$ —	$ 11,891,762
Mortgage-Backed Securities	—	8,278,698	—	8,278,698
Municipal Bonds and Notes	—	844,172	—	844,172
U.S. Treasury Bonds and Notes	—	71,697,431	—	71,697,431
Total investments, at fair value:	0	92,712,063	0	92,712,063
Other Financial Investments:
Futures Contracts(a)	$ 209,200	$ —	$ —	$ 209,200
Interest Rate Swaps(a)	—	7,791	—	7,791
Total Assets	$ 209,200	$ 92,719,854	$ 0	$ 92,929,054
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (62,827)	$ —	$ —	$ (62,827)
Interest Rate Swaps(a)	—	(27,353)	—	(27,353)
Inflation Swaps(a)	—	(23,690)	—	(23,690)
Total Liabilities	$ (62,827)	$ (51,043)	$ 0	$ (113,870)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

July 31, 2019

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 180 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $1,512,500 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $19,900,000 in inflation swaps for the reporting period.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.86%
1,836	Air Liquide SA	$ 253,435
400	Air Water Inc	6,537
992	Akzo Nobel NV	93,600
9,881	Alumina Ltd	15,665
20,698	Anglo American PLC	507,068
2,142	Antofagasta PLC	24,163
2,816	ArcelorMittal	44,672
2,312	Arkema SA	208,093
5,600	Asahi Kasei Corp	56,968
7,540	BASF SE(a)	500,538
13,177	BHP Group Ltd	362,771
8,773	BHP Group PLC	209,159
20,082	BlueScope Steel Ltd	177,247
6,765	Boliden AB	153,412
679	Brenntag AG	33,163
1,266	Clariant AG	23,134
5,727	Covestro AG(b)	258,295
549	Croda International PLC	31,172
800	Daicel Corp	6,770
2,100	Dowa Holdings Co Ltd	66,321
30	EMS-Chemie Holding AG	18,749
11,377	Evonik Industries AG	323,752
1,992	Evraz PLC	15,598
5,822	Fortescue Metals Group Ltd	32,779
636	Fresnillo PLC	4,589
42	Givaudan SA	111,703
51,056	Glencore PLC	163,697
700	Hitachi Chemical Co Ltd(a)	19,142
600	Hitachi Metals Ltd	6,308
10,252	Incitec Pivot Ltd	24,341
4,344	Israel Chemicals Ltd	23,379
10,500	JFE Holdings Inc	138,820
852	Johnson Matthey PLC	33,211
600	JSR Corp	9,909
5,100	Kaneka Corp	189,350
700	Kansai Paint Co Ltd	13,823
45,000	Kingboard Holdings Ltd	110,781
900	Kobe Steel Ltd	5,775
8,844	Koninklijke DSM NV	1,095,669
1,600	Kuraray Co Ltd	18,923
445	LANXESS AG	26,488
1,700	Lenzing AG	173,405
49,100	Mitsubishi Chemical Holdings Corp	348,586
13,100	Mitsubishi Gas Chemical Co Inc	174,328
300	Mitsubishi Materials Corp	8,252
13,100	Mitsui Chemicals Inc	299,562
2,143	Mondi PLC	46,674
3,319	Newcrest Mining Ltd	80,105
700	Nippon Paint Holdings Co Ltd	30,457
3,600	Nippon Steel Corp	56,402
600	Nissan Chemical Corp	26,239
800	Nitto Denko Corp	39,400
6,133	Norsk Hydro ASA	20,860
908	Novozymes A/S Class B	41,991
4,400	Oji Holdings Corp	22,754
Shares		Fair Value
Basic Materials — (continued)
52,500	Outokumpu OYJ	$ 150,232
7,907	Rio Tinto Ltd	529,194
5,153	Rio Tinto PLC	290,967
1,500	Shin-Etsu Chemical Co Ltd	152,724
700	Showa Denko KK	18,779
1,042	Smurfit Kappa Group PLC	32,783
312	Solvay SA	31,947
21,905	South32 Ltd	46,609
2,415	Stora Enso OYJ Class R	27,812
54,500	Sumitomo Chemical Co Ltd	248,532
1,100	Sumitomo Metal Mining Co Ltd	31,244
7,581	Symrise AG	698,536
400	Taiyo Nippon Sanso Corp(a)	8,202
17,200	Teijin Ltd	297,572
1,861	thyssenkrupp AG	23,816
5,900	Toray Industries Inc	40,589
1,100	Tosoh Corp	15,417
13,887	Umicore SA	434,714
8,105	UPM-Kymmene OYJ	218,471
741	voestalpine AG	19,562
778	Yara International ASA	36,449
		10,142,135
Communications — 8.15%
153	1&1 Drillisch AG(a)	4,624
150,000	Ascential PLC	724,737
4,695	Auto Trader Group PLC(b)	30,809
140	Axel Springer SE	9,663
1,808	Bollore SA(a)	7,775
159,199	BT Group PLC	372,862
20,500	CyberAgent Inc(a)	822,556
399	Delivery Hero SE(a)(b)	19,166
900	Dentsu Inc	29,750
14,756	Deutsche Telekom AG(a)	241,720
681	Elisa OYJ	32,024
653	Eutelsat Communications SA	12,483
900	Hakuhodo DY Holdings Inc	14,115
100	Hikari Tsushin Inc(a)	22,048
9,000	HKT Trust & HKT Ltd	14,394
69	Iliad SA	7,134
5,805	Informa PLC	61,448
16,477	ITV PLC	22,121
214	JCDecaux SA	6,161
99,400	Just Eat PLC(a)	914,242
400	Kakaku.com Inc	8,308
23,200	KDDI Corp	605,323
14,295	Koninklijke KPN NV	40,762
200	LINE Corp(a)	6,359
1,900	M3 Inc(a)	38,276
1,000	MercadoLibre Inc(a)	621,420
430	Mercari Inc(a)	11,463
391	Millicom International Cellular SA SDR	20,088
700	MonotaRO Co Ltd	15,281
270	Nice Ltd(a)	41,175
16,700	Nippon Telegraph & Telephone Corp	753,689

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Communications — (continued)
23,512	Nokia OYJ(a)	$ 126,722
6,100	NTT DOCOMO Inc	146,262
34,768	Orange SA	515,349
12,000	PCCW Ltd	6,844
3,318	Pearson PLC	35,128
850	Proximus SADP	24,235
961	Publicis Groupe SA	47,421
3,900	Rakuten Inc	39,777
111	RTL Group SA	5,475
282	Schibsted ASA Class B	7,285
1,755	SEEK Ltd	24,985
1,560	SES SA	25,835
3,000	Shopify Inc Class A(a)	953,640
5,300	Singapore Press Holdings Ltd(a)	8,474
36,400	Singapore Telecommunications Ltd	87,805
7,800	Softbank Corp	105,099
7,400	SoftBank Group Corp	377,830
9,017	Spark New Zealand Ltd	23,505
116	Swisscom AG	56,219
2,323	Tele2 AB Class B	33,194
53,549	Telecom Italia SpA(a)	30,107
17,721	Telecom Italia SpA	9,419
14,327	Telefonaktiebolaget LM Ericsson Class B	125,351
5,359	Telefonica Deutschland Holding AG	13,532
42,819	Telefonica SA	326,437
152	Telenet Group Holding NV	7,465
3,289	Telenor ASA	66,645
29,600	Television Francaise 1	296,544
12,344	Telia Co AB	54,914
17,511	Telstra Corp Ltd	47,478
1,067	TPG Telecom Ltd	5,078
500	Trend Micro Inc	21,801
600	United Internet AG	17,797
4,111	Vivendi SA	114,184
113,148	Vodafone Group PLC	205,900
224	Wix.com Ltd(a)	33,268
1,292	Wolters Kluwer NV(a)	93,651
5,364	WPP PLC	63,172
12,600	Yahoo Japan Corp	36,905
40,800	ZOZO Inc	769,339
		10,522,047
Consumer, Cyclical — 13.22%
100	ABC-Mart Inc(a)	6,320
802	Accor SA	35,779
813	adidas AG	259,139
5,000	Aisin Seiki Co Ltd	162,491
600	ANA Holdings Inc	20,139
8,000	Aptiv PLC	701,200
2,515	Aristocrat Leisure Ltd	52,335
500	Autoneum Holding AG	54,939
900	Bandai Namco Holdings Inc	48,383
38,695	Barratt Developments PLC	302,007
6,324	Bayerische Motoren Werke AG	467,856
Shares		Fair Value
Consumer, Cyclical — (continued)
4,900	Bellway PLC	$ 176,564
662	Berkeley Group Holdings PLC	31,128
250,000	boohoo Group PLC(a)	724,113
2,400	Bridgestone Corp	90,097
1,508	Bunzl PLC	39,287
1,774	Burberry Group PLC	48,894
736	Carnival PLC	33,213
2,368	Cie Financiere Richemont SA	202,922
2,301	Cie Generale des Etablissements Michelin SCA	254,370
1,200	City Developments Ltd	8,421
7,062	Compass Group PLC	178,587
510	Continental AG	69,923
1,174	Crown Resorts Ltd	9,492
9,914	Daimler AG	514,664
2,500	Daiwa House Industry Co Ltd	71,079
2,200	Daiwabo Holdings Co Ltd(a)	106,613
2,000	Denso Corp	84,891
7,938	Deutsche Lufthansa AG	125,802
124,600	Dixons Carphone PLC	180,502
172	Domino's Pizza Enterprises Ltd	4,528
229	Dufry AG	20,084
457	easyJet PLC(a)	5,354
9,170	Electrolux AB Series B	211,892
1,200	FamilyMart UNY Holdings Co Ltd	25,620
300	Fast Retailing Co Ltd	179,947
2,676	Faurecia SA	126,635
13,060	Ferguson PLC	971,516
531	Ferrari NV	85,505
4,781	Fiat Chrysler Automobiles NV	64,049
7,100	Finnair OYJ	50,029
160	Flight Centre Travel Group Ltd	5,032
366	Flutter Entertainment PLC	29,002
9,000	Galaxy Entertainment Group Ltd	61,266
32,000	Genting Singapore Ltd	21,295
31,000	Greene King PLC	235,309
2,698	GVC Holdings PLC	19,322
132,936	Harvey Norman Holdings Ltd	398,106
3,925	Hennes & Mauritz AB Class B	68,433
141	Hermes International	99,042
700	Hino Motors Ltd	5,616
16,100	Honda Motor Co Ltd	400,577
200	Hoshizaki Corp	14,130
205	HUGO BOSS AG	12,884
400	Iida Group Holdings Co Ltd	6,561
19,100	Inchcape PLC	144,583
5,017	Industria de Diseno Textil SA	150,121
633	InterContinental Hotels Group PLC	43,970
39,400	International Consolidated Airlines Group SA	184,510
1,300	Isetan Mitsukoshi Holdings Ltd	10,335
2,400	Isuzu Motors Ltd	26,557
32,700	ITOCHU Corp	622,632
700	J Front Retailing Co Ltd	8,218

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
5,000	Japan Airlines Co Ltd	$ 156,577
300	Jardine Cycle & Carriage Ltd	7,340
12,700	JTEKT Corp	150,579
3,300	Kaufman & Broad SA(a)	135,505
344	Kering SA	177,680
93,149	Kingfisher PLC	251,379
4,800	Kohnan Shoji Co Ltd(a)	104,629
500	Koito Manufacturing Co Ltd	24,997
300	Lawson Inc	14,991
1,207	LVMH Moet Hennessy Louis Vuitton SE	498,564
9,190	Marks & Spencer Group PLC	23,087
45,400	Marubeni Corp	294,309
1,000	Marui Group Co Ltd	21,605
2,600	Mazda Motor Corp	25,154
200	McDonald's Holdings Co Japan Ltd	8,981
1,300	Melco Resorts & Entertainment Ltd ADR	29,211
2,058	Merlin Entertainments PLC(b)	11,255
5,600	MGM China Holdings Ltd	9,151
6,100	Mitsubishi Corp	163,799
3,700	Mitsubishi Motors Corp	16,282
6,500	Mitsui & Co Ltd	105,670
835	Moncler SpA	34,285
3,026	Next PLC	222,669
1,200	NGK Insulators Ltd	17,847
500	NGK Spark Plug Co Ltd	9,547
500	Nintendo Co Ltd	183,946
45,100	Nissan Motor Co Ltd	293,147
300	Nitori Holdings Co Ltd	40,460
492	Nokian Renkaat OYJ	14,105
900	Oriental Land Co Ltd	118,751
500	Pan Pacific International Holdings Corp	31,988
10,100	Panasonic Corp	85,165
520	Pandora A/S	19,933
1,403	Persimmon PLC	34,214
2,540	Peugeot SA	59,952
1,150	Pirelli & C SpA(b)	6,774
340	Puma SE	23,806
72,200	Qantas Airways Ltd	281,074
42,285	Redrow PLC	287,234
2,569	Renault SA	143,730
1,900	Rheinmetall AG	215,599
100	Ryohin Keikaku Co Ltd	17,750
10,800	Sands China Ltd	51,839
300	Sankyo Co Ltd	10,328
80	SEB SA	12,796
500	Sega Sammy Holdings Inc	6,409
1,800	Sekisui Chemical Co Ltd	26,606
2,800	Sekisui House Ltd	47,077
4,000	Shangri-La Asia Ltd	4,867
1,200	Sharp Corp	15,051
100	Shimamura Co Ltd	7,071
300	Shimano Inc	42,354
1,700	Singapore Airlines Ltd	11,902
11,000	SJM Holdings Ltd	11,941
384	Sodexo SA	44,060
Shares		Fair Value
Consumer, Cyclical — (continued)
5,700	Sony Corp	$ 324,181
900	Stanley Electric Co Ltd	22,317
2,700	Subaru Corp	62,927
20,100	Sumitomo Corp	298,257
2,700	Sumitomo Electric Industries Ltd(a)	33,407
500	Sumitomo Rubber Industries Ltd	5,458
200	Sundrug Co Ltd	5,530
1,500	Suzuki Motor Corp	58,663
311	Swatch Group AG	52,351
8,970	Tabcorp Holdings Ltd	27,517
15,932	Taylor Wimpey PLC	31,207
600	Toho Co Ltd	23,296
600	Toyoda Gosei Co Ltd	11,034
600	Toyota Industries Corp	31,149
10,000	Toyota Motor Corp	646,132
900	Toyota Tsusho Corp	26,051
200	Tsuruha Holdings Inc	20,358
2,016	TUI AG	20,013
1,200	USS Co Ltd(a)	23,764
1,048	Valeo SA	32,658
83	Volkswagen AG	14,151
38,701	Volvo AB Class B	574,908
200	Welcia Holdings Co Ltd	9,293
589	Whitbread PLC	32,349
3,600	Wynn Macau Ltd	8,078
2,600	Yamada Denki Co Ltd	11,468
700	Yamaha Corp	33,000
10,100	Yamaha Motor Co Ltd	177,103
5,000	Yokohama Rubber Co Ltd	91,994
102,000	Yue Yuen Industrial Holdings Ltd	285,797
403	Zalando SE(a)(b)	18,436
		17,051,679
Consumer, Non-Cyclical — 22.62%
3,565	a2 Milk Co Ltd(a)	41,889
4,488	Adecco Group AG	244,861
550	Adyen NV(a)(b)	415,573
2,800	Aeon Co Ltd	48,452
2,000	Ajinomoto Co Inc	35,837
1,957	Alcon Inc(a)	113,329
900	Alfresa Holdings Corp	21,699
3,434	Anheuser-Busch InBev SA	345,244
5,000	Arcs Co Ltd(a)	104,003
1,400	Asahi Group Holdings Ltd	60,641
800	Asahi Intecc Co Ltd	20,905
2,102	Ashtead Group PLC	57,774
1,541	Associated British Foods PLC	45,274
8,800	Astellas Pharma Inc	124,713
5,489	AstraZeneca PLC	474,149
2,112	Atlantia SpA	54,311
8,300	Austevoll Seafood ASA	84,444
27,500	Babcock International Group PLC	158,442
12	Barry Callebaut AG	23,412
4,034	Bayer AG	261,279

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
413	Beiersdorf AG	$ 47,862
200	BeiGene Ltd ADR(a)	27,468
200	Benesse Holdings Inc	4,681
119	BioMérieux	10,070
7,231	Brambles Ltd	64,681
10,021	British American Tobacco PLC	357,014
1,297	Bureau Veritas SA	32,318
600	Calbee Inc	16,927
165	Carl Zeiss Meditec AG	18,079
441	Carlsberg A/S Class B	60,236
2,709	Carrefour SA	52,195
159	Casino Guichard Perrachon SA	5,879
5	Chocoladefabriken Lindt & Spruengli AG	36,851
417	Chr Hansen Holding A/S	36,411
1,100	Chugai Pharmaceutical Co Ltd	78,702
32,192	Coca-Cola Amatil Ltd	232,995
300	Coca-Cola Bottlers Japan Holdings Inc	7,384
982	Coca-Cola European Partners PLC	54,285
941	Coca-Cola HBC AG	32,368
6,253	Cochlear Ltd	939,511
4,816	Coles Group Ltd(a)	46,759
624	Coloplast A/S Class B	72,881
351	Colruyt SA	18,289
8,056	CSL Ltd	1,257,077
1,200	Dai Nippon Printing Co Ltd	25,169
2,500	Daiichi Sankyo Co Ltd	151,918
1,000	Dairy Farm International Holdings Ltd	7,400
2,796	Danone SA	242,662
2,990	Davide Campari-Milano SpA	27,808
290	Demant A/S(a)	8,544
10,941	Diageo PLC	456,176
1,046	Edenred	52,490
1,100	Eisai Co Ltd	59,452
1,222	EssilorLuxottica SA	165,418
2,773	Essity AB Class B	82,367
58	Eurofins Scientific SE	24,810
24,156	Experian PLC	732,339
2,849	Fisher & Paykel Healthcare Corp Ltd	30,709
984	Fresenius Medical Care AG & Co KGaA	68,153
1,892	Fresenius SE & Co KGaA	94,538
3,406	G4S PLC	7,903
280	Genmab A/S(a)	51,858
58,271	GlaxoSmithKline PLC	1,204,958
200	GMO Payment Gateway Inc(a)	14,450
14,000	GN Store Nord A/S	664,095
59,400	Golden Agri-Resources Ltd	12,687
1,276	Grifols SA	41,353
201	H Lundbeck A/S	7,748
478	Heineken Holding NV	48,301
1,153	Heineken NV	123,704
442	Henkel AG & Co KGaA	41,526
25,000	Hikma Pharmaceuticals PLC	557,583
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
200	Hisamitsu Pharmaceutical Co Inc	$ 8,038
233	ICA Gruppen AB	10,351
17,227	Imperial Brands PLC	437,118
64,500	Inghams Group Ltd	178,712
716	Intertek Group PLC	49,547
191	Ipsen SA	21,926
838	ISS A/S	23,501
64,493	J Sainsbury PLC	153,856
5,000	Japan Tobacco Inc	110,169
1,000	Jardine Strategic Holdings Ltd	34,050
989	Jeronimo Martins SGPS SA	15,959
2,200	Kao Corp	160,558
716	Kerry Group PLC Class A	83,542
30,000	Keywords Studios PLC	601,859
600	Kikkoman Corp	27,278
3,700	Kirin Holdings Co Ltd	80,247
300	Kobayashi Pharmaceutical Co Ltd	21,404
28,102	Koninklijke Ahold Delhaize NV	638,280
4,237	Koninklijke Philips NV(a)	198,761
100	Kose Corp	17,046
1,200	Kyowa Kirin Co Ltd	19,777
27,600	Leroy Seafood Group ASA	173,507
1,200	Lion Corp	23,557
10,000	LivaNova PLC(a)	770,500
337	Lonza Group AG	115,441
1,140	L'Oreal SA	305,024
400	Medipal Holdings Corp	8,497
500	MEIJI Holdings Co Ltd	34,722
574	Merck KGaA	58,545
127,500	Metcash Ltd	245,037
14,918	METRO AG	229,467
1,400	Mitsubishi Tanabe Pharma Corp	15,806
1,748	Mowi ASA	42,010
13,490	Nestle SA	1,431,116
300	NH Foods Ltd	11,126
1,200	Nisshin Seifun Group Inc(a)	22,678
100	Nissin Foods Holdings Co Ltd	6,207
305	NMC Health PLC	9,105
9,553	Novartis AG	875,999
7,584	Novo Nordisk A/S Class B	364,179
1,940	Ocado Group PLC(a)	29,272
4,800	Olympus Corp	52,334
1,600	Ono Pharmaceutical Co Ltd	29,029
18,000	Origin Enterprises PLC	98,658
422	Orion OYJ Class B	14,437
3,674	Orkla ASA	31,250
1,800	Otsuka Holdings Co Ltd	66,195
300	Park24 Co Ltd	6,484
400	PeptiDream Inc(a)	22,251
948	Pernod Ricard SA	166,359
600	Persol Holdings Co Ltd	14,512
600	Pigeon Corp	21,879
300	Pola Orbis Holdings Inc	7,540
11,500	Prima Meat Packers Ltd(a)	215,290
957	QIAGEN NV(a)	36,325

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
682	Ramsay Health Care Ltd	$ 33,886
2,971	Randstad NV	149,126
2,994	Reckitt Benckiser Group PLC	231,410
431	Recordati SpA	19,302
5,100	Recruit Holdings Co Ltd	172,699
8,950	RELX PLC	212,225
65	Remy Cointreau SA	9,635
7,097	Rentokil Initial PLC	37,488
7,597	Roche Holding AG	2,033,453
1,199	Ryman Healthcare Ltd(a)	10,110
14,468	Sanofi	1,205,648
41,700	Santen Pharmaceutical Co Ltd	671,976
82	Sartorius Stedim Biotech	13,068
16,300	Scandinavian Tobacco Group A/S(b)	171,800
1,000	Secom Co Ltd	78,371
1,559	Securitas AB Class B	24,143
3,500	Seven & i Holdings Co Ltd	119,448
24	SGS SA	59,267
87,500	Shenzhen International Holdings Ltd	161,623
1,100	Shimadzu Corp	26,412
1,200	Shionogi & Co Ltd	66,438
1,700	Shiseido Co Ltd	125,094
683	Siemens Healthineers AG(b)	28,356
3,864	Smith & Nephew PLC	87,453
74	Societe BIC SA	5,157
200	Sohgo Security Services Co Ltd(a)	9,695
1,825	Sonic Healthcare Ltd	34,928
242	Sonova Holding AG	55,649
47	Straumann Holding AG	38,343
900	Sumitomo Dainippon Pharma Co Ltd	16,528
700	Suntory Beverage & Food Ltd	27,775
300	Suzuken Co Ltd	16,532
782	Swedish Match AB	29,836
800	Sysmex Corp	58,082
200	Taisho Pharmaceutical Holdings Co Ltd	15,250
6,675	Takeda Pharmaceutical Co Ltd	229,726
25,000	TAL Education Group ADR(a)	805,000
19,400	Tate & Lyle PLC	177,629
2,600	Terumo Corp	75,674
40,315	Tesco PLC	109,153
4,307	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	34,155
1,400	Toppan Printing Co Ltd	22,755
300	Toyo Suisan Kaisha Ltd	12,064
11,934	Transurban Group	126,482
3,094	Treasury Wine Estates Ltd	37,202
3,635	UCB SA	283,445
1,800	Unicharm Corp	50,924
6,424	Unilever NV	372,359
5,018	Unilever PLC	301,864
218	Vifor Pharma AG	32,265
2,000	Vitasoy International Holdings Ltd	9,415
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,126	Wesfarmers Ltd	$ 137,274
327,000	WH Group Ltd(b)	318,292
10,400	Wilmar International Ltd	30,063
496	Wirecard AG	83,240
10,112	Wm Morrison Supermarkets PLC	23,872
5,324	Woolworths Group Ltd	129,801
500	Yakult Honsha Co Ltd	28,190
300	Yamazaki Baking Co Ltd	4,556
		29,191,196
Diversified — 0.17%
12,500	CK Hutchison Holdings Ltd	116,813
1,100	Jardine Matheson Holdings Ltd	66,242
2,500	Swire Pacific Ltd Class A	28,495
366	Washington H Soul Pattinson & Co Ltd	5,666
		217,216
Energy — 6.24%
444	Aker BP ASA	12,565
5,083	APA Group	38,285
105,700	Beach Energy Ltd	152,366
183,803	BP PLC	1,215,957
1,289	Caltex Australia Ltd	23,709
426	DCC PLC	35,914
11,466	Eni SpA	179,114
4,472	Equinor ASA	80,184
2,186	Galp Energia SGPS SA	34,032
1,520	Idemitsu Kosan Co Ltd	41,887
4,800	Inpex Corp	42,098
128,239	John Wood Group PLC	826,025
14,400	JXTG Holdings Inc	67,764
230	Koninklijke Vopak NV	11,340
2,400	Landis+Gyr Group AG	193,949
937	Lundin Petroleum AB	29,472
1,710	Neste OYJ	56,595
5,905	Oil Search Ltd	28,594
5,540	OMV AG	277,206
24,300	Petrofac Ltd	123,307
36,500	Repsol SA	578,921
19,459	Royal Dutch Shell PLC Class A	612,753
44,442	Royal Dutch Shell PLC Class B	1,403,434
7,602	Santos Ltd	37,456
764	Siemens Gamesa Renewable Energy SA	10,690
28,142	Total SA	1,458,609
836	Vestas Wind Systems A/S	68,603
4,312	Woodside Petroleum Ltd	101,681
1,195	WorleyParsons Ltd	13,094
214,000	Xinyi Solar Holdings Ltd	117,485
41,000	Z Energy Ltd	174,376
		8,047,465
Financial — 20.09%
33,490	3i Group PLC	451,076

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
4,600	Aareal Bank AG	$ 130,871
20,068	ABN AMRO Bank NV(b)	401,712
3,000	Acom Co Ltd	10,597
992	Admiral Group PLC	26,076
36,311	Aegon NV	178,938
300	AEON Financial Service Co Ltd	4,840
300	Aeon Mall Co Ltd	4,606
759	Ageas	40,748
52,800	AIA Group Ltd	540,449
3,329	AIB Group PLC	11,424
3,734	Allianz SE	866,324
14,442	AMP Ltd	17,567
273	Amundi SA(b)	18,784
600	Aozora Bank Ltd	13,751
3,590	Aroundtown SA	28,640
13,500	Ascendas REIT	29,973
8,500	ASR Nederland NV	319,401
4,570	Assicurazioni Generali SpA	85,232
819	ASX Ltd	49,542
20,990	Australia & New Zealand Banking Group Ltd	398,908
40,601	Aviva PLC	199,287
22,312	AXA SA	562,002
122	Azrieli Group Ltd	8,557
215	Baloise Holding AG	38,833
30,307	Banco Bilbao Vizcaya Argentaria SA	154,315
24,874	Banco de Sabadell SA	21,725
69,508	Banco Santander SA(a)	296,680
4,731	Bank Hapoalim BM(a)	35,778
43,579	Bank Leumi Le-Israel BM	317,016
6,983	Bank of East Asia Ltd	20,137
36,655	Bank of Ireland Group PLC	161,747
200	Bank of Kyoto Ltd(a)	7,762
1,143	Bank of Queensland Ltd	7,281
6,893	Bankia SA	13,666
3,239	Bankinter SA	21,011
77,069	Barclays PLC	144,241
3,150	Bendigo & Adelaide Bank Ltd	24,658
12,410	BNP Paribas SA	580,790
17,000	BOC Hong Kong Holdings Ltd	64,777
4,247	British Land Co PLC REIT	26,208
14,453	CaixaBank SA	35,821
17,300	CapitaLand Commercial Trust REIT	25,840
12,100	CapitaLand Ltd	31,700
14,600	CapitaLand Mall Trust REIT(a)	27,747
3,519	Challenger Ltd(a)	16,952
3,400	Chiba Bank Ltd(a)	16,816
12,000	CK Asset Holdings Ltd	90,230
7,978	CNP Assurances	164,891
4,312	Commerzbank AG	29,260
7,597	Commonwealth Bank of Australia	426,355
5,400	Concordia Financial Group Ltd	19,015
252	Covivio REIT	25,762
4,866	Credit Agricole SA	57,925
15,500	Credit Saison Co Ltd	188,436
Shares		Fair Value
Financial — (continued)
10,540	Credit Suisse Group AG	$ 127,440
14,400	Dai-ichi Life Holdings Inc	211,695
300	Daito Trust Construction Co Ltd	38,686
11	Daiwa House REIT Investment Corp(a)	26,923
7,000	Daiwa Securities Group Inc	30,181
3,201	Danske Bank A/S	47,511
7,800	DBS Group Holdings Ltd	148,721
8,576	Deutsche Bank AG	66,293
4,886	Deutsche Boerse AG	678,288
1,575	Deutsche Wohnen SE	57,437
4,281	Dexus REIT	38,289
6,600	Direct Line Insurance Group PLC	25,809
24,430	DNB ASA	437,068
1,299	Erste Group Bank AG	46,625
165	Eurazeo SE	11,072
493	EXOR NV	34,333
67,257	FinecoBank Banca Fineco SpA	669,073
9,400	Fukuoka Financial Group Inc(a)	172,137
209	Gecina SA REIT	32,067
592	Gjensidige Forsikring ASA	11,499
7,465	Goodman Group REIT	75,497
7,995	GPT Group REIT	33,937
353	Groupe Bruxelles Lambert SA	33,279
43,000	Gunma Bank Ltd	148,139
11,000	Hang Lung Properties Ltd	25,895
3,500	Hang Seng Bank Ltd	83,187
253	Hannover Rueck SE	39,452
1,255	Hargreaves Lansdown PLC	31,868
6,600	Henderson Land Development Co Ltd	34,136
5,200	Hong Kong Exchanges & Clearing Ltd	174,753
5,100	Hongkong Land Holdings Ltd	31,102
88,114	HSBC Holdings PLC	705,553
900	Hulic Co Ltd(a)	7,731
2,000	Hysan Development Co Ltd	9,528
96	ICADE REIT	8,342
518	Industrivarden AB Class C	11,253
16,265	ING Groep NV	180,473
10,501	Insurance Australia Group Ltd(a)	61,848
66,369	Intesa Sanpaolo SpA	143,949
2,800	Investec PLC	15,928
2,050	Investor AB Class B	97,470
5,230	Israel Discount Bank Ltd Class A	22,573
2,200	Japan Exchange Group Inc	32,242
2,100	Japan Post Bank Co Ltd	20,404
7,100	Japan Post Holdings Co Ltd	69,598
2	Japan Prime Realty Investment Corp REIT	8,841
4	Japan Real Estate Investment Corp REIT	25,021
8	Japan Retail Fund Investment Corp REIT	16,118
974	Julius Baer Group Ltd	41,622

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
10,146	KBC Group NV	$ 652,367
47,500	Kerry Properties Ltd	178,363
1,099	Kinnevik AB Class B(a)	27,951
931	Klepierre SA REIT	28,718
219	L E Lundbergforetagen AB Class B(a)	8,110
3,231	Land Securities Group PLC REIT	31,261
160,007	Legal & General Group PLC	507,237
9,500	Link REIT	110,496
762,541	Lloyds Banking Group PLC	493,184
1,391	London Stock Exchange Group PLC	111,680
1,312	Macquarie Group Ltd	114,825
3,100	Mapfre SA	8,534
2,400	Mebuki Financial Group Inc	5,922
14,093	Medibank Private Ltd	34,742
25,227	Mediobanca Banca di Credito Finanziario SpA	252,675
20,607	Melrose Industries PLC	46,496
146,425	Mirvac Group REIT	321,740
5,400	Mitsubishi Estate Co Ltd	99,398
119,000	Mitsubishi UFJ Financial Group Inc	587,741
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(a)	133,540
4,100	Mitsui Fudosan Co Ltd	92,554
402	Mizrahi Tefahot Bank Ltd(a)	9,646
174,100	Mizuho Financial Group Inc	247,104
2,100	MS&AD Insurance Group Holdings Inc	68,835
661	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	157,522
12,070	National Australia Bank Ltd	235,073
69,559	Natixis SA	278,954
26,000	New World Development Co Ltd	36,608
4	Nippon Building Fund Inc REIT(a)	28,076
11	Nippon Prologis REIT Inc	26,447
1,438	NN Group NV	54,027
15,200	Nomura Holdings Inc	48,856
400	Nomura Real Estate Holdings Inc	8,100
19	Nomura Real Estate Master Fund Inc REIT	30,187
14,203	Nordea Bank Abp	91,146
40,900	ORIX Corp	583,722
15,020	Oversea-Chinese Banking Corp Ltd	125,052
111	Pargesa Holding SA	8,331
71	Partners Group Holding AG	56,466
11,568	Prudential PLC	237,933
5,812	QBE Insurance Group Ltd	49,532
790	Raiffeisen Bank International AG	18,527
152	REA Group Ltd	10,195
101,000	Resona Holdings Inc	411,742
7,400	Rothschild & Co	231,829
Shares		Fair Value
Financial — (continued)
22,067	Royal Bank of Scotland Group PLC	$ 58,110
4,549	RSA Insurance Group PLC	30,929
1,994	Sampo OYJ Class A	82,798
1,100	SBI Holdings Inc	25,010
24,370	Scentre Group REIT	66,387
508	Schroders PLC	18,319
697	SCOR SE	28,643
4,372	Segro PLC REIT	40,554
1,700	Seven Bank Ltd(a)	4,599
400	Shinsei Bank Ltd	6,042
2,400	Shizuoka Bank Ltd(a)	16,594
4,400	Singapore Exchange Ltd	25,245
16,000	Sino Land Co Ltd	25,910
7,142	Skandinaviska Enskilda Banken AB	67,149
9,473	Societe Generale SA	232,039
6,400	Sompo Holdings Inc	265,043
700	Sony Financial Holdings Inc	16,959
2,363	St James's Place PLC	28,192
12,832	Standard Chartered PLC	105,573
10,057	Standard Life Aberdeen PLC	36,465
11,018	Stockland REIT(a)	34,394
16,900	Sumitomo Mitsui Financial Group Inc	590,990
1,500	Sumitomo Mitsui Trust Holdings Inc	51,268
1,400	Sumitomo Realty & Development Co Ltd	50,942
6,500	Sun Hung Kai Properties Ltd	104,750
5,797	Suncorp Group Ltd	53,430
2,300	Suntec REIT	3,179
7,042	Svenska Handelsbanken AB Class A	63,363
4,093	Swedbank AB Class A	55,737
7,000	Swire Properties Ltd	25,276
1,344	Swiss Life Holding AG	649,474
354	Swiss Prime Site AG	31,168
5,017	Swiss Re AG	485,831
3,800	Sydbank A/S	66,108
2,400	T&D Holdings Inc	26,952
2,900	Tokio Marine Holdings Inc	153,935
200	Tokyo Century Corp(a)	8,267
2,800	Tokyu Fudosan Holdings Corp	16,198
348	Tryg A/S	10,621
45,603	UBS Group AG	509,013
542	Unibail-Rodamco-Westfield REIT	72,599
9,140	UniCredit SpA	107,619
107,000	UnipolSai Assicurazioni SpA	278,953
26,400	United Overseas Bank Ltd	502,993
15	United Urban Investment Corp REIT	25,378
1,500	UOL Group Ltd(a)	7,972
15,022	Vicinity Centres REIT	26,757
2,278	Vonovia SE	111,222
98	Wendel SA	13,503
14,446	Westpac Banking Corp	283,429
5,000	Wharf Holdings Ltd	12,157

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
5,000	Wharf Real Estate Investment Co Ltd	$ 31,542
4,000	Wheelock & Co Ltd	25,171
2,194	Zurich Insurance Group AG	763,143
		25,928,904
Industrial — 12.08%
8,346	ABB Ltd	157,549
1,110	ACS Actividades de Construccion y Servicios SA	44,852
285	Aena SME SA(b)	51,666
600	AerCap Holdings NV(a)	32,718
143	Aeroports de Paris(a)	24,583
6,700	AGC Inc	205,221
2,512	Airbus SE	355,099
1,347	Alfa Laval AB	25,162
1,000	Alps Alpine Co Ltd	18,204
702	Alstom SA	30,234
1,600	Amada Holdings Co Ltd	17,591
224	ANDRITZ AG	7,978
19	AP Moeller - Maersk A/S Class A	20,339
28	AP Moeller - Maersk A/S Class B	31,440
4,524	Assa Abloy AB Class B	103,768
2,709	Atlas Copco AB Class A	82,744
1,649	Atlas Copco AB Class B	44,986
4,993	Auckland International Airport Ltd	30,417
9,234	Aurizon Holdings Ltd	36,250
71,872	BAE Systems PLC	477,325
9,100	Bekaert SA	256,252
7,087	Boral Ltd	24,837
910	Bouygues SA	32,577
10,400	Brother Industries Ltd	184,137
23,000	CAE Inc	620,223
600	Casio Computer Co Ltd	6,845
824	Cellnex Telecom SA(b)	30,816
600	Central Japan Railway Co	120,608
298,000	China Resources Cement Holdings Ltd	272,342
9,392	Cie de Saint-Gobain	359,795
300	CIMIC Group Ltd	7,488
3,500	CK Infrastructure Holdings Ltd	27,136
4,350	CNH Industrial NV	44,046
7,200	ComfortDelGro Corp Ltd	14,112
3,369	CRH PLC	112,122
500	Daifuku Co Ltd	27,347
1,100	Daikin Industries Ltd	136,528
14	Dassault Aviation SA	19,218
4,075	Deutsche Post AG	132,546
2,700	Dfds A/S	99,446
100	Disco Corp	18,353
7,779	DSV A/S	742,458
3,400	Duerr AG	101,121
1,400	East Japan Railway Co	128,345
349	Eiffage SA	34,486
77	Elbit Systems Ltd	12,319
Shares		Fair Value
Industrial — (continued)
3,218	Epiroc AB Class A	$ 35,262
1,217	Epiroc AB Class B	12,649
800	FANUC Corp	142,181
2,113	Ferrovial SA(a)	54,967
2,454	Fletcher Building Ltd	7,976
136	Fraport AG Frankfurt Airport Services Worldwide	11,358
600	Fuji Electric Co Ltd	18,330
1,700	FUJIFILM Holdings Corp	80,577
23,000	Fujikura Ltd(a)	84,135
828	GEA Group AG(a)	20,551
145	Geberit AG	66,938
2,213	Getlink SE	31,954
1,379	Halma PLC	33,294
1,000	Hankyu Hanshin Holdings Inc(a)	35,108
26,400	Hazama Ando Corp	181,985
639	HeidelbergCement AG	46,147
1,010	Hexagon AB Class B	48,937
200	Hirose Electric Co Ltd	20,954
300	Hitachi Construction Machinery Co Ltd	7,035
200	Hitachi High-Technologies Corp	10,077
17,000	Hitachi Ltd	602,732
61	HOCHTIEF AG	6,912
1,700	Hoya Corp	130,359
1,617	Husqvarna AB Class B	14,318
800	IHI Corp	19,063
103	Imerys SA	4,315
2,202	James Hardie Industries PLC	29,782
300	Japan Airport Terminal Co Ltd	12,404
9,700	Japan Aviation Electronics Industry Ltd	135,095
600	JGC Corp	7,812
7,500	JM AB(a)	193,472
2,100	Kajima Corp	27,008
300	Kamigumi Co Ltd	6,897
500	Kawasaki Heavy Industries Ltd	10,879
600	Keihan Holdings Co Ltd	24,318
600	Keikyu Corp	10,083
500	Keio Corp	30,939
800	Keisei Electric Railway Co Ltd(a)	29,406
6,600	Keppel Corp Ltd	30,497
400	Keyence Corp	229,540
672	Kingspan Group PLC	32,955
800	Kintetsu Group Holdings Co Ltd	37,930
289	KION Group AG	15,404
13,300	Kitz Corp	90,367
12,300	Kloeckner & Co SE	60,363
183	Knorr-Bremse AG	18,577
4,300	Komatsu Ltd	96,150
1,534	Kone OYJ Class B	87,397
4,300	Kubota Corp	66,330
233	Kuehne + Nagel International AG	34,308
300	Kurita Water Industries Ltd	7,574

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,500	Kyocera Corp	$ 91,421
900	Kyushu Railway Co	25,643
2,220	LafargeHolcim Ltd	108,963
205,000	Lee & Man Paper Manufacturing Ltd	125,132
1,224	Legrand SA	86,221
24,607	LendLease Group	243,896
1,753	Leonardo SpA	21,343
1,100	LIXIL Group Corp	19,027
1,000	Makita Corp	32,972
200	Maruichi Steel Tube Ltd(a)	5,265
3,879	Meggitt PLC	27,983
352	Metso OYJ	13,526
1,800	MINEBEA MITSUMI Inc	30,721
1,300	MISUMI Group Inc	29,174
28,700	Mitsubishi Electric Corp	374,843
1,400	Mitsubishi Heavy Industries Ltd	57,752
300	Mitsui OSK Lines Ltd	7,358
6,629	MTR Corp Ltd	43,503
3,222	MTU Aero Engines AG	802,915
2,400	Murata Manufacturing Co Ltd	109,899
300	Nabtesco Corp	8,082
900	Nagoya Railroad Co Ltd(a)	24,777
1,000	Nidec Corp	133,716
17,700	Nikon Corp	238,980
8,500	Nippon Electric Glass Co Ltd	190,088
400	Nippon Express Co Ltd	22,544
400	Nippon Yusen KK	6,664
1,400	NSK Ltd	11,837
54,100	NTN Corp	150,129
76,000	NWS Holdings Ltd	141,109
3,000	Obayashi Corp	28,413
1,300	Odakyu Electric Railway Co Ltd	29,024
900	Omron Corp	42,819
1,926	Orica Ltd	28,694
1,909	Poste Italiane SpA(b)	20,373
1,266	Prysmian SpA	26,063
100	Rinnai Corp	6,739
7,512	Rolls-Royce Holdings PLC	78,500
61,300	Royal Mail PLC	156,250
1,519	Safran SA	218,070
18,758	Sandvik AB	287,853
1,900	SATS Ltd	6,620
275	Schindler Holding AG	62,701
2,495	Schneider Electric SE	215,259
1,200	Seibu Holdings Inc	18,867
300	SG Holdings Co Ltd	7,930
2,900	Shimizu Corp Class A	23,337
5,259	Siemens AG	572,356
9,800	Signify NV(b)	266,334
574	Sika AG	82,871
8,700	Singapore Technologies Engineering Ltd	26,685
1,670	Skanska AB Class B	31,181
20,888	SKF AB Class B	342,622
200	SMC Corp/Japan	72,472
1,744	Smiths Group PLC	34,674
Shares		Fair Value
Industrial — (continued)
262	Spirax-Sarco Engineering PLC	$ 28,553
600	Sumitomo Heavy Industries Ltd	19,343
5,377	Sydney Airport	30,691
600	Taiheiyo Cement Corp	16,851
900	Taisei Corp	31,051
500	TDK Corp	38,389
6,000	Techtronic Industries Co Ltd	44,620
2,246	Tenaris SA	28,140
483	Thales SA	54,422
300	THK Co Ltd	7,561
900	Tobu Railway Co Ltd(a)	25,588
2,200	Tokyu Corp	38,524
2,400	Toshiba Corp	76,576
700	TOTO Ltd	28,029
400	Toyo Seikan Group Holdings Ltd	6,983
3,600	Tsubakimoto Chain Co(a)	117,936
800	Venture Corp Ltd	8,928
20,100	Vesuvius PLC	122,463
2,309	Vinci SA	237,513
1,936	Wartsila OYJ Abp	24,323
1,258	Weir Group PLC	22,736
700	West Japan Railway Co	57,300
146,000	Xinyi Glass Holdings Ltd	147,173
1,400	Yamato Holdings Co Ltd	27,485
6,900	Yangzijiang Shipbuilding Holdings Ltd	7,115
1,000	Yaskawa Electric Corp	33,092
800	Yokogawa Electric Corp	14,317
		15,585,122
Technology — 4.91%
900	Advantest Corp	34,658
1,923	Amadeus IT Group SA	150,277
1,300	ASM Pacific Technology Ltd	15,204
1,882	ASML Holding NV	419,356
434	Atos SE	34,898
4,700	Canon Inc	127,470
745	Capgemini SE	94,589
498	Check Point Software Technologies Ltd(a)	55,751
2,141	Computershare Ltd	23,063
161	CyberArk Software Ltd(a)	22,360
584	Dassault Systemes SE	88,836
900	Fujitsu Ltd	70,235
700	Hamamatsu Photonics KK	25,959
35,200	Infineon Technologies AG	651,982
328	Ingenico Group SA	31,077
9,000	InterXion Holding NV(a)	677,700
500	Itochu Techno-Solutions Corp	12,818
400	Konami Holdings Corp	16,972
25,600	Konica Minolta Inc	212,151
1,541	Micro Focus International PLC	32,456
1,100	NEC Corp	44,967
2,200	Nexon Co Ltd(a)	34,823
1,800	Nomura Research Institute Ltd	31,870
2,700	NTT Data Corp(a)	35,452
1,290	NXP Semiconductors NV	133,373

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
300	Obic Co Ltd	$ 31,965
100	Oracle Corp Japan	8,303
400	Otsuka Corp(a)	15,773
129,000	PAX Global Technology Ltd	51,725
4,500	Renesas Electronics Corp(a)	26,448
3,000	Ricoh Co Ltd	27,478
500	Rohm Co Ltd	34,846
74,730	Sage Group PLC	651,495
9,828	SAP SE	1,201,339
1,500	Seiko Epson Corp	22,074
130,000	Sophos Group PLC(b)	686,133
2,955	STMicroelectronics NV	54,156
700	SUMCO Corp	9,174
249	Teleperformance	52,262
257	Temenos AG	45,243
700	Tokyo Electron Ltd	118,561
358	Ubisoft Entertainment SA(a)	29,447
3,900	Ulvac Inc(a)	163,243
377	Worldline SA(a)(b)	26,940
		6,334,902
Utilities — 2.78%
127,100	A2A SpA	222,169
26,192	AGL Energy Ltd	375,364
5,197	AusNet Services	6,296
24,943	Centrica PLC	22,956
2,600	Chubu Electric Power Co Inc	36,703
1,800	Chugoku Electric Power Co Inc	22,463
6,000	CLP Holdings Ltd	65,236
9,522	E.ON SE	94,828
10,805	EDP - Energias de Portugal SA	39,553
800	Electric Power Development Co Ltd	17,909
2,530	Electricite de France SA	31,319
1,057	Enagas SA	23,058
1,405	Endesa SA	34,715
135,622	Enel SpA(a)	927,742
7,932	Engie SA(a)	122,070
1,875	Fortum OYJ(a)	43,012
7,500	HK Electric Investments & HK Electric Investments Ltd(b)	7,603
38,500	Hong Kong & China Gas Co Ltd	85,012
38,599	Iberdrola SA	366,205
642	Innogy SE(b)	30,922
3,200	Kansai Electric Power Co Inc	39,519
2,200	Kyushu Electric Power Co Inc	21,860
5,651	Meridian Energy Ltd	17,393
15,272	National Grid PLC	156,508
1,596	Naturgy Energy Group SA	40,428
7,646	Origin Energy Ltd	41,374
959	Orsted A/S(b)	87,418
1,700	Osaka Gas Co Ltd	31,230
Shares		Fair Value
Utilities — (continued)
6,000	Power Assets Holdings Ltd	$ 42,884
1,427	Red Electrica Corp SA	26,904
2,352	RWE AG	63,548
2,800	Sembcorp Industries Ltd	4,738
1,158	Severn Trent PLC	28,305
8,259	Snam SpA	40,550
4,766	SSE PLC	63,510
1,814	Suez (a)	26,668
6,014	Terna Rete Elettrica Nazionale SpA	36,625
500	Toho Gas Co Ltd	19,012
2,000	Tohoku Electric Power Co Inc	20,012
6,300	Tokyo Electric Power Co Holdings Inc(a)	30,305
1,600	Tokyo Gas Co Ltd	39,939
997	Uniper SE	30,717
3,119	United Utilities Group PLC	29,802
2,435	Veolia Environnement SA	61,449
183	Verbund AG	10,213
		3,586,046
TOTAL COMMON STOCK — 98.12% (Cost $124,326,087)		$126,606,712
PREFERRED STOCK
Basic Materials — 0.00%(c)
200	Fuchs Petrolub SE	7,664
Consumer, Cyclical — 0.64%
305	Bayerische Motoren Werke AG	18,108
647	Porsche Automobil Holding SE	42,409
15,200	Schaeffler AG	112,076
3,905	Volkswagen AG	652,490
		825,083
Consumer, Non-Cyclical — 0.07%
876	Henkel AG & Co KGaA	90,329
Industrial — 0.03%
186	Sartorius AG	37,624
TOTAL PREFERRED STOCK — 0.74% (Cost $1,028,181)		$ 960,700
TOTAL INVESTMENTS — 98.86% (Cost $125,354,268)		$127,567,412
OTHER ASSETS & LIABILITIES, NET — 1.14%		$ 1,466,023
TOTAL NET ASSETS — 100.00%		$129,033,435

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Represents less than 0.005% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At July 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	8	USD	754,120	September 2019	$(11,075)
At July 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MEL	USD	2,126	AUD	3,042	August 09, 2019	$45
MEL	USD	5,334	EUR	4,706	August 02, 2019	123
MEL	USD	6,458	GBP	5,085	August 08, 2019	272
MEL	USD	6,052	GBP	4,774	August 14, 2019	242
MEL	USD	4,070	GBP	3,250	September 20, 2019	107
MEL	USD	3,000	JPY	319,600	August 27, 2019	56
MEL	USD	3,073	JPY	327,250	September 03, 2019	57
MEL	USD	2,852	SGD	3,894	August 15, 2019	17
					Net Appreciation	$919
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Summary of Investments by Country as of July 31, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 27,232,113	21.35%
United Kingdom	24,732,827	19.39
Germany	11,803,366	9.25
France	11,487,034	9.01
Switzerland	9,314,145	7.30
Australia	8,868,789	6.95
Netherlands	7,626,928	5.98
Hong Kong	4,029,644	3.16
Italy	3,278,992	2.57
Sweden	2,952,261	2.31
Denmark	2,697,121	2.11
Spain	2,483,161	1.95
Belgium	2,127,986	1.67
Canada	1,573,863	1.23
Singapore	1,207,987	0.95
Finland	1,032,630	0.81
Norway	1,003,764	0.79
China	957,067	0.75
Ireland	660,646	0.52
Argentina	621,420	0.49
Israel	615,977	0.48
Austria	553,515	0.43
New Zealand	336,376	0.26
Luxembourg	177,660	0.14
Portugal	89,544	0.07
United States	33,213	0.03
Chile	24,163	0.02
South Africa	15,928	0.01
Russia	15,598	0.01
United Arab Emirates	9,105	0.01
Mexico	4,589	0.00
Total	$127,567,412	100.00%
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

July 31, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 9,259,789	$ 117,346,923	$ —	$ 126,606,712
Preferred Stock	652,490	308,210	—	960,700
Total investments, at fair value:	9,912,279	117,655,133	0	127,567,412
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	919	—	919
Total Assets	$ 9,912,279	$ 117,656,052	$ 0	$ 127,568,331
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (11,075)	$ —	$ —	$ (11,075)
Total Liabilities	$ (11,075)	$ 0	$ 0	$ (11,075)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 16 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $273,543 in forward contracts for the reporting period.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 11.50%
$ 375,000	Carvana Auto Receivables Trust(a) Series 2019-1A Class A3 3.08%, 11/15/2022	$ 377,294
	Honda Auto Receivables Owner Trust
	Series 2019-1 Class A3
250,000	2.83%, 03/20/2023	253,451
	Series 2019-2 Class A3
1,000,000	2.52%, 06/21/2023	1,007,769
229,000	John Deere Owner Trust Series 2019-B Class A3 2.21%, 12/15/2023	228,914
500,000	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	499,924
897,508	Mill City Mortgage Loan Trust(a)(b) Series 2018-1 Class A1 3.25%, 05/25/2062	907,692
180,154	SoFi Professional Loan Program Trust(a) Series 2018-B Class A1FX 2.64%, 08/25/2047	180,411
	Towd Point Mortgage Trust(a)(b)
	Series 2017-1 Class A1
1,444,293	2.75%, 10/25/2056	1,450,062
	Series 2018-2 Class A1
616,357	3.25%, 03/25/2058	623,752
	Series 2018-3 Class A1
503,475	3.75%, 05/25/2058	519,890
1,250,000	Toyota Auto Receivables Owner Trust Series 2018-D Class A3 3.18%, 03/15/2023	1,271,190
	Verizon Owner Trust
	Series 2018-A Class A1A
100,000	3.23%, 04/20/2023	101,658
	Series 2019-A Class A1A
750,000	2.93%, 09/20/2023	762,032
1,000,000	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,013,818
TOTAL ASSET-BACKED SECURITIES — 11.50% (Cost $9,131,814)		$ 9,197,857
BANK LOANS
247,014	Asurion LLC(c) 5.23%, 08/04/2022 1-mo. LIBOR + 3.00%	247,529
332,083	Bausch Health Cos Inc(c) 5.38%, 06/02/2025 1-mo. LIBOR + 3.00%	332,498
998,744	BJ's Wholesale Club Inc(c) 5.08%, 02/02/2024 1-mo. LIBOR + 2.75%	1,000,131
Principal Amount		Fair Value
Bank Loans — (continued)
$ 750,000	Burlington Coat Factory Warehouse(c) 4.32%, 11/18/2024 1-mo. LIBOR + 2.00%	$ 751,406
750,000	Nexstar Broadcasting Inc(c) 4.97%, 06/20/2026 1-mo. LIBOR + 2.75%	748,594
347,997	United Rentals Inc(c) 3.98%, 10/31/2025 1-mo. LIBOR + 1.75%	348,323
498,741	Vyaire Medical Inc(c) 7.07%, 04/16/2025 3-mo. LIBOR + 4.75%	459,257
TOTAL BANK LOANS — 4.86% (Cost $3,872,498)		$ 3,887,738
CORPORATE BONDS AND NOTES
Basic Materials — 3.97%
1,000,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,011,087
1,319,000	Georgia-Pacific LLC(a) 3.16%, 11/15/2021	1,336,117
800,000	Sherwin-Williams Co 4.20%, 01/15/2022	828,411
		3,175,615
Communications — 3.98%
718,000	AT&T Inc 3.00%, 02/15/2022	728,481
1,100,000	Comcast Corp 3.45%, 10/01/2021	1,127,811
1,000,000	Fox Corp(a) 3.67%, 01/25/2022	1,031,027
300,000	Sinclair Television Group Inc 5.38%, 04/01/2021	300,150
		3,187,469
Consumer, Cyclical — 3.02%
350,000	Brinker International Inc 3.88%, 05/15/2023	348,250
1,000,000	DR Horton Inc 4.00%, 02/15/2020	1,006,353
989,000	Silversea Cruise Finance Ltd(a) 7.25%, 02/01/2025	1,056,994
		2,411,597
Consumer, Non-Cyclical — 20.03%
	Bayer US Finance II LLC(a)
450,000	3.50%, 06/25/2021	456,538
1,000,000	3.42%, 12/15/2023(c) 3-mo. LIBOR + 1.01%	1,001,468
1,500,000	Becton Dickinson & Co(c) 3.50%, 06/06/2022 3-mo. LIBOR + 1.03%	1,511,999
763,000	Biogen Inc 2.90%, 09/15/2020	766,458

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 500,000	Bristol-Myers Squibb Co(a) 2.55%, 05/14/2021	$ 503,309
	Cigna Corp(a)
500,000	3.40%, 09/17/2021	508,561
400,000	3.19%, 07/15/2023(c) 3-mo. LIBOR + 0.89%	400,862
750,000	Constellation Brands Inc 2.25%, 11/06/2020	747,847
600,000	CVS Health Corp(d) 3.35%, 03/09/2021	607,938
1,250,000	Elanco Animal Health Inc 3.91%, 08/27/2021	1,276,816
1,425,000	Humana Inc 2.50%, 12/15/2020	1,424,404
750,000	Keurig Dr Pepper Inc 3.55%, 05/25/2021	764,016
800,000	Kraft Heinz Foods Co(a) 4.88%, 02/15/2025	825,484
1,615,000	McCormick & Co Inc 3.90%, 07/15/2021	1,654,101
1,145,000	Mead Johnson Nutrition Co 3.00%, 11/15/2020	1,154,245
700,000	Perrigo Finance Unlimited Co 3.50%, 03/15/2021	701,406
600,000	Takeda Pharmaceutical Co Ltd(a) 3.80%, 11/26/2020	610,133
529,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	535,612
568,000	Zimmer Biomet Holdings Inc 2.70%, 04/01/2020	568,545
		16,019,742
Energy — 4.29%
761,000	Colonial Pipeline Co(a) 3.50%, 10/15/2020	767,928
1,000,000	Energen Corp 4.63%, 09/01/2021	1,023,660
1,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.65%, 06/01/2022	1,022,119
600,000	Southern Natural Gas Co LLC / Southern Natural Issuing Corp 4.40%, 06/15/2021	616,991
		3,430,698
Financial — 24.41%
700,000	American Express Co 3.70%, 11/05/2021	720,718
1,000,000	Ameriprise Financial Inc 3.00%, 03/22/2022	1,015,156
	Bank of America Corp(c)
1,000,000	2.74%, 01/23/2022 3-mo. LIBOR + 0.37%	1,003,161
1,250,000	3.34%, 01/25/2023 3-mo. LIBOR + 0.65%	1,278,017
1,000,000	Bank of Montreal 2.90%, 03/26/2022	1,013,520
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	Bank of Nova Scotia 3.13%, 04/20/2021	$ 507,238
	Citibank NA
1,350,000	3.40%, 07/23/2021	1,376,385
500,000	2.84%, 05/20/2022(c) 3-mo. LIBOR + 0.60%	503,290
150,000	Citigroup Inc 2.40%, 02/18/2020	150,262
600,000	Citizens Bank NA 2.65%, 05/26/2022	603,424
600,000	Huntington National Bank 3.25%, 05/14/2021	608,597
	JPMorgan Chase & Co
500,000	4.35%, 08/15/2021	519,147
1,000,000	3.21%, 04/01/2023(c) 3-mo. LIBOR + 0.70%	1,017,397
680,000	Liberty Property LP REIT 4.13%, 06/15/2022	706,570
500,000	Metropolitan Life Global Funding I(a) 3.38%, 01/11/2022	512,178
	Morgan Stanley
300,000	2.65%, 01/27/2020	300,277
400,000	2.50%, 04/21/2021(d)	400,830
750,000	MUFG Union Bank NA 3.15%, 04/01/2022	764,385
250,000	New York Life Global Funding(a) 2.95%, 01/28/2021	252,438
210,000	PNC Bank NA(c) 2.23%, 07/22/2022 3-mo. LIBOR + 0.44%	209,697
500,000	Regions Bank 2.75%, 04/01/2021	501,689
150,000	Royal Bank of Canada 3.20%, 04/30/2021	152,488
600,000	Starwood Property Trust Inc REIT 3.63%, 02/01/2021	603,300
600,000	SunTrust Bank(c) 3.53%, 10/26/2021 3-mo. LIBOR + 0.50%	607,796
750,000	Synchrony Bank 3.00%, 06/15/2022	754,892
1,000,000	US Bank NA 3.45%, 11/16/2021	1,025,860
	Wells Fargo Bank NA
1,000,000	3.63%, 10/22/2021	1,026,932
500,000	2.90%, 05/27/2022(c) 3-mo. LIBOR + 0.61%	504,360
125,000	Westpac Banking Corp 2.65%, 01/25/2021	125,709
750,000	Zions Bancorp NA 3.35%, 03/04/2022	760,995
		19,526,708
Industrial — 11.42%
500,000	3M Co 2.75%, 03/01/2022	506,818

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 229,000	Burlington Northern Santa Fe LLC 3.05%, 03/15/2022	$ 233,134
500,000	Caterpillar Financial Services Corp 2.95%, 02/26/2022	509,553
1,263,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	1,292,251
750,000	Honeywell International Inc 2.15%, 08/08/2022	749,674
1,787,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	1,818,480
525,000	Molex Electronic Technologies LLC(a) 2.88%, 04/15/2020	525,162
100,000	Oshkosh Corp 5.38%, 03/01/2025	104,000
959,000	Owens Corning 4.20%, 12/15/2022	1,004,663
500,000	Stericycle Inc(a) 5.38%, 07/15/2024	523,420
930,000	Textron Inc 3.65%, 03/01/2021	945,424
925,000	Wabtec Corp(c) 3.71%, 09/15/2021 3-mo. LIBOR + 1.30%	925,219
		9,137,798
Technology — 1.90%
750,000	International Business Machines Corp 2.80%, 05/13/2021	756,570
750,000	QUALCOMM Inc 3.00%, 05/20/2022	762,825
		1,519,395
Utilities — 2.50%
1,000,000	DTE Energy Co 2.60%, 06/15/2022	1,002,520
348,500	Duke Energy Florida LLC 2.10%, 12/15/2019	348,147
662,142	Southern California Edison Co 1.85%, 02/01/2022	649,514
		2,000,181
TOTAL CORPORATE BONDS AND NOTES — 75.52% (Cost $59,809,234)		$60,409,203
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.34%
1,500,000	GS Mortgage Securities Corp Trust(a) Series 2012-ALOH Class A 3.55%, 04/10/2034	1,540,308
Principal Amount		Fair Value
Non-Agency — (continued)
$1,120,000	OBP Depositor LLC Trust(a) Series 2010-OBP Class A 4.65%, 07/15/2045	$ 1,129,397
TOTAL MORTGAGE-BACKED SECURITIES — 3.34% (Cost $2,650,893)		$ 2,669,705
U.S. TREASURY BONDS AND NOTES
2,350,000	United States Treasury Note/Bond 2.63%, 08/31/2020	2,364,596
TOTAL U.S. TREASURY BONDS AND NOTES — 2.96% (Cost $2,369,379)		$ 2,364,596
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.49%
395,880	Undivided interest of 49.03% in a repurchase agreement (principal amount/value $808,482 with a maturity value of $808,539) with JP Morgan Securities, 2.54%, dated 7/31/19 to be repurchased at $395,880 on 8/1/19 collateralized by U.S. Treasury securities, 2.25% - 2.88%, 1/31/21 - 4/30/25, with a value of $824,652.(e)	395,880
SHORT TERM INVESTMENTS — 0.49% (Cost $395,880)		$ 395,880
TOTAL INVESTMENTS — 98.67% (Cost $78,229,698)		$78,924,979
OTHER ASSETS & LIABILITIES, NET — 1.33%		$ 1,061,838
TOTAL NET ASSETS — 100.00%		$79,986,817

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2019.
(d)	All or a portion of the security is on loan at July 31, 2019.
(e)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

July 31, 2019

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2019, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.15%
540	AdvanSix Inc(a)	$ 13,846
190	Air Products & Chemicals Inc	43,371
527	Alcoa Corp(a)	11,852
155	Ashland Global Holdings Inc	12,319
300	Cabot Corp	13,416
163	Dow Inc	7,896
163	DuPont de Nemours Inc	11,762
32	Ecolab Inc	6,455
863	Freeport-McMoRan Inc	9,545
108	Ingevity Corp(a)	10,642
51	Rogers Corp(a)	8,092
40	Sherwin-Williams Co	20,522
225	Versum Materials Inc	11,696
182	WR Grace & Co	12,341
		193,755
Communications — 7.13%
61	Alphabet Inc Class C(a)	74,217
55	Amazon.com Inc(a)	102,673
833	AT&T Inc	28,364
64	Charter Communications Inc Class A(a)	24,664
524	Cisco Systems Inc	29,030
674	Comcast Corp Class A	29,096
559	Digi International Inc(a)	7,340
40	Facebook Inc Class A(a)	7,769
378	GCI Liberty Inc Class A(a)	22,578
1,097	Gray Television Inc(a)	19,472
18	GrubHub Inc(a)(b)	1,217
221	John Wiley & Sons Inc Class A	10,058
391	Liberty Media Corp-Liberty Braves(a)	11,249
124	LogMeIn Inc	9,420
30	Lyft Inc Class A(a)(b)	1,826
434	Match Group Inc(b)	32,676
83	MercadoLibre Inc(a)	51,578
124	Netflix Inc(a)	40,051
116	Shopify Inc Class A(a)	36,874
173	Trade Desk Inc Class A(a)	45,553
274	Twitter Inc(a)	11,593
211	Verizon Communications Inc	11,662
812	Viavi Solutions Inc(a)	11,912
72	Wayfair Inc Class A(a)(b)	9,443
155	Zendesk Inc(a)	12,952
		643,267
Consumer, Cyclical — 7.00%
194	Aptiv PLC	17,004
238	Big Lots Inc	6,093
729	BJ's Wholesale Club Holdings Inc(a)	17,175
205	Brunswick Corp	10,078
685	Cannae Holdings Inc(a)	19,831
28	Chipotle Mexican Grill Inc(a)	22,275
207	Churchill Downs Inc	24,768
408	Cooper Tire & Rubber Co	10,983
Shares		Fair Value
Consumer, Cyclical — (continued)
397	Core-Mark Holding Co Inc	$ 14,860
109	Costco Wholesale Corp	30,044
71	Cracker Barrel Old Country Store Inc	12,333
211	Fox Factory Holding Corp(a)	16,897
488	General Motors Co	19,686
222	Hilton Worldwide Holdings Inc	21,434
255	Home Depot Inc	54,491
472	IAA Inc(a)	22,066
472	KAR Auction Services Inc	12,621
466	Kimball International Inc Class B	8,080
134	LCI Industries	12,278
170	Lululemon Athletica Inc(a)	32,485
195	Marriott Vacations Worldwide Corp	19,935
420	Methode Electronics Inc	12,579
622	OneSpaWorld Holdings Ltd(a)(b)	9,741
23	O'Reilly Automotive Inc(a)	8,757
411	PulteGroup Inc	12,951
899	Qurate Retail Inc(a)	12,712
311	Ross Stores Inc	32,975
308	Southwest Airlines Co	15,871
413	Starbucks Corp	39,107
13	Tesla Inc(a)(b)	3,141
610	Urban Outfitters Inc(a)	14,524
193	Walgreens Boots Alliance Inc	10,517
481	Walmart Inc	53,093
		631,385
Consumer, Non-Cyclical — 14.44%
308	Aaron's Inc	19,419
181	Abbott Laboratories	15,765
334	AbbVie Inc	22,251
20	ABIOMED Inc(a)	5,571
134	Amgen Inc	25,002
310	AMN Healthcare Services Inc(a)	16,548
305	ASGN Inc(a)	19,230
599	AstraZeneca PLC Sponsored ADR	26,003
325	Avanos Medical Inc(a)	13,234
125	Becton Dickinson & Co	31,600
735	Boston Scientific Corp(a)	31,208
365	Cambrex Corp(a)	15,987
397	Catalent Inc(a)	22,427
183	Cigna Corp	31,095
811	Clarivate Analytics PLC(a)	13,341
153	Corteva Inc	4,514
60	CoStar Group Inc(a)	36,924
1,104	Cott Corp	14,120
438	Coty Inc Class A	4,779
90	Danaher Corp	12,645
684	Darling Ingredients Inc(a)	13,906
184	DexCom Inc(a)	28,864
215	Eli Lilly & Co	23,424
171	Estee Lauder Cos Inc Class A	31,497
160	Euronet Worldwide Inc(a)	24,946
245	Exact Sciences Corp(a)	28,202
317	Gilead Sciences Inc	20,770

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,114	Harsco Corp(a)	$ 26,134
102	Helen of Troy Ltd(a)	15,125
98	Illumina Inc(a)	29,339
209	Insperity Inc	22,227
73	Intuitive Surgical Inc(a)	37,924
100	J&J Snack Foods Corp	18,584
310	Johnson & Johnson	40,368
187	Keurig Dr Pepper Inc	5,262
369	Korn Ferry	14,494
855	Kroger Co	18,092
93	MarketAxess Holdings Inc	31,345
395	Merck & Co Inc	32,781
185	Moderna Inc(a)(b)	2,424
277	Molson Coors Brewing Co Class B	14,955
235	Monster Beverage Corp(a)	15,150
1,153	Nomad Foods Ltd(a)	25,677
623	PayPal Holdings Inc(a)	68,779
187	PepsiCo Inc	23,901
455	Pfizer Inc	17,672
152	Post Holdings Inc(a)	16,297
266	Procter & Gamble Co	31,399
215	Quidel Corp(a)	12,691
2	Regeneron Pharmaceuticals Inc(a)	610
171	S&P Global Inc	41,886
272	ServiceMaster Global Holdings Inc(a)	14,479
184	Square Inc Class A(a)	14,795
482	Supernus Pharmaceuticals Inc(a)	16,084
94	Thermo Fisher Scientific Inc	26,102
152	United Therapeutics Corp(a)	12,045
9	UnitedHealth Group Inc	2,241
495	Varex Imaging Corp(a)	15,736
81	Vertex Pharmaceuticals Inc(a)	13,496
445	Viad Corp	30,767
108	WEX Inc(a)	23,552
127	Worldpay Inc Class A(a)	17,145
		1,302,830
Energy — 3.36%
285	Anadarko Petroleum Corp	20,993
675	Apergy Corp(a)	21,958
3,331	BP PLC	22,036
515	ConocoPhillips	30,426
1,101	Encana Corp	5,030
770	Enterprise Products Partners LP	23,185
115	EOG Resources Inc	9,873
466	Exxon Mobil Corp	34,652
321	Halliburton Co	7,383
701	Kinder Morgan Inc	14,455
326	KLX Energy Services Holdings Inc(a)	5,125
709	Marathon Oil Corp	9,976
396	NextEra Energy Partners LP(b)	19,261
1,896	SRC Energy Inc(a)	7,736
334	Total SA	17,311
509	TPI Composites Inc(a)	13,015
Shares		Fair Value
Energy — (continued)
266	Valero Energy Corp	$ 22,676
560	Viper Energy Partners LP	18,066
		303,157
Financial — 14.67%
246	American Campus Communities Inc REIT	11,500
480	American International Group Inc	26,875
153	American Tower Corp REIT	32,378
531	Americold Realty Trust REIT	17,804
451	Ameris Bancorp	17,936
684	Assured Guaranty Ltd	29,884
534	BancorpSouth Bank	15,961
2,335	Bank of America Corp	71,638
261	Bank OZK	7,981
264	BB&T Corp	13,604
114	Boston Properties Inc REIT	15,156
414	Bryn Mawr Bank Corp	15,351
155	Capital One Financial Corp	14,325
187	Carolina Financial Corp	6,567
516	Cathay General Bancorp	19,206
592	CenterState Bank Corp	14,397
365	Charles Schwab Corp	15,775
879	Citigroup Inc	62,550
516	CorePoint Lodging Inc REIT	6,053
536	CubeSmart REIT	18,197
800	CVB Financial Corp	17,608
231	CyrusOne Inc REIT	13,259
531	Employers Holdings Inc	23,311
28	Equinix Inc REIT	14,059
895	Essential Properties Realty Trust Inc REIT	18,902
144	Federal Agricultural Mortgage Corp Class C	11,127
403	First American Financial Corp	23,301
619	First Financial Bancorp	15,778
348	First Financial Bankshares Inc	11,397
553	Gaming & Leisure Properties Inc REIT	20,854
89	Goldman Sachs Group Inc	19,592
311	Hartford Financial Services Group Inc	17,923
889	Home BancShares Inc	17,487
223	IBERIABANK Corp	17,521
151	Intercontinental Exchange Inc	13,267
444	JBG SMITH Properties REIT	17,374
741	JPMorgan Chase & Co	85,956
657	KeyCorp	12,069
928	KKR & Co Inc Class A	24,824
355	Mastercard Inc Class A	96,656
396	Meta Financial Group Inc	12,225
832	MFA Financial Inc REIT	5,974
215	National Retail Properties Inc REIT	11,232
503	OceanFirst Financial Corp	12,273
545	Outfront Media Inc REIT	14,813
363	PacWest Bancorp	14,023
240	Pinnacle Financial Partners Inc	14,578

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
140	PNC Financial Services Group Inc	$ 20,006
417	Popular Inc	24,003
385	ProAssurance Corp	15,050
313	Prosperity Bancshares Inc(b)	21,719
1,019	Radian Group Inc	23,233
129	Reinsurance Group of America Inc	20,114
975	Retail Opportunity Investments Corp REIT	17,686
465	Rexford Industrial Realty Inc REIT	19,251
175	Ryman Hospitality Properties Inc REIT	13,125
107	Signature Bank	13,638
232	State Street Corp	13,477
93	Stewart Information Services Corp	3,518
296	Stifel Financial Corp	17,704
479	TCF Financial Corp(a)	20,137
610	Triumph Bancorp Inc(a)	19,038
72	Visa Inc Class A	12,816
423	Wells Fargo & Co	20,477
255	Wintrust Financial Corp	18,243
		1,323,756
Industrial — 7.91%
261	Advanced Energy Industries Inc(a)	15,242
564	Aerojet Rocketdyne Holdings Inc(a)	24,094
175	Alamo Group Inc	17,131
491	Altra Industrial Motion Corp	14,107
124	American Woodmark Corp(a)	10,521
70	Amphenol Corp Class A	6,532
544	Arcosa Inc	20,400
281	Armstrong World Industries Inc	27,457
307	Ball Corp	21,944
150	Boeing Co	51,177
179	BWX Technologies Inc	9,650
237	Clean Harbors Inc(a)	18,441
397	Columbus McKinnon Corp	15,261
97	Emerson Electric Co	6,293
298	Fortune Brands Home & Security Inc	16,372
418	frontdoor Inc(a)	19,078
476	General Electric Co	4,974
162	Genesee & Wyoming Inc Class A(a)	17,789
79	Granite Construction Inc	2,805
224	Haynes International Inc	6,666
240	Honeywell International Inc	41,390
91	John Bean Technologies Corp	10,798
572	Johnson Controls International PLC	24,276
192	Kadant Inc	17,944
322	Kimball Electronics Inc(a)	5,120
123	Kirby Corp(a)	9,638
Shares		Fair Value
Industrial — (continued)
151	Littelfuse Inc	$ 25,513
534	MDU Resources Group Inc	14,279
135	Norfolk Southern Corp	25,801
137	Northrop Grumman Corp	47,343
74	Old Dominion Freight Line Inc	12,357
377	Raven Industries Inc	13,663
139	Raytheon Co	25,338
23	Rockwell Automation Inc	3,698
113	Roper Technologies Inc	41,093
75	Stanley Black & Decker Inc	11,069
44	TransDigm Group Inc(a)	21,359
626	TTM Technologies Inc(a)	6,548
170	Union Pacific Corp	30,592
		713,753
Technology — 9.03%
417	ACI Worldwide Inc(a)	13,995
23	Adobe Inc(a)	6,874
896	Advanced Micro Devices Inc(a)	27,283
420	Apple Inc	89,477
227	Atlassian Corp PLC Class A(a)	31,807
1,002	Conduent Inc(a)	9,118
286	Cray Inc(a)	9,907
298	CSG Systems International Inc	15,269
841	Donnelley Financial Solutions Inc(a)	11,463
253	DXC Technology Co	14,110
175	Fidelity National Information Services Inc	23,319
580	Genpact Ltd	23,014
329	Intel Corp	16,631
250	Mellanox Technologies Ltd(a)	28,155
1,351	Microsoft Corp	184,101
61	MSCI Inc Class A	13,862
73	NVIDIA Corp	12,317
96	NXP Semiconductors NV	9,925
692	Perspecta Inc	16,144
395	QUALCOMM Inc	28,898
136	salesforce.com Inc(a)	21,012
217	ServiceNow Inc(a)	60,194
163	Synopsys Inc(a)	21,640
286	Texas Instruments Inc	35,753
175	Twilio Inc Class A(a)	24,344
194	Veeva Systems Inc Class A(a)	32,185
260	Verint Systems Inc(a)	15,046
169	Xilinx Inc	19,301
		815,144
Utilities — 1.98%
329	ALLETE Inc	28,607
356	American Electric Power Co Inc	31,260
246	Edison International	18,337
401	Exelon Corp	18,069
108	NextEra Energy Inc	22,374
306	NorthWestern Corp	21,395
492	NRG Energy Inc	16,797

See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,041	Vistra Energy Corp	$ 22,340
		179,179
TOTAL COMMON STOCK — 67.67% (Cost $5,619,071)		$6,106,226
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.14%
11	Danaher Corp 4.75%	12,430
TOTAL CONVERTIBLE PREFERRED STOCK — 0.14% (Cost $11,335)		$ 12,430
EXCHANGE TRADED FUNDS
1,045	iShares Core S&P 500® ETF	312,695
1,907	Vanguard Russell 2000 ETF	240,168

TOTAL EXCHANGE TRADED FUNDS — 6.13% (Cost $530,903)		$ 552,863
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.09%
$98,092	Repurchase agreement (principal amount/value $98,250 with a maturity value of $98,257) with RBC Capital Markets Corp, 2.54%, dated 7/31/19 to be repurchased at $98,092 on 8/1/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 2/1/37 - 5/20/49, with a value of $100,215.(c)	$ 98,092
SHORT TERM INVESTMENTS — 1.09% (Cost $98,092)		$ 98,092
TOTAL INVESTMENTS — 75.03% (Cost $6,259,401)		$6,769,611
OTHER ASSETS & LIABILITIES, NET — 24.97%		$2,253,110
TOTAL NET ASSETS — 100.00%		$9,022,721

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at July 31, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
At July 31, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
S&P 500® Emini Long Futures	14	USD	2,087,610	September 2019	$58,695
At July 31, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BB	USD	14,101	GBP	11,100	September 18, 2019	$568
CIT	USD	13,468	GBP	10,600	September 18, 2019	544
GS	USD	8,257	GBP	6,500	September 18, 2019	332
JPM	USD	13,434	EUR	11,900	September 18, 2019	207
JPM	USD	4,065	GBP	3,200	September 18, 2019	163
RBS	USD	5,882	GBP	4,800	September 18, 2019	29
WES	USD	4,887	CAD	6,400	October 16, 2019	31
					Net Appreciation	$1,874
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of July 31, 2019 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
GS	Goldman Sachs
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

July 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: U.S. EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Exchange Traded Funds	Exchange traded close price.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 6,066,879	$ 39,347	$ —	$ 6,106,226
Convertible Preferred Stock	—	12,430	—	12,430
Exchange Traded Funds	552,863	—	—	552,863
Short Term Investments	—	98,092	—	98,092
Total investments, at fair value:	6,619,742	149,869	0	6,769,611
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	1,874	—	1,874
Futures Contracts(a)	$ 58,695	$ —	$ —	$ 58,695
Total Assets	$ 6,678,437	$ 151,743	$ 0	$ 6,830,180
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

July 31, 2019

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 14 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $61,259 in forward contracts for the reporting period.

July 31, 2019